Fair Value Measurements (Narrative) (Details)	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Mortgage Servicing Rights [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	(0.03%)
Minimum [Member] | Additional Appraisal Adjustments [Member] | Impaired Loans [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Minimum [Member] | Additional Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Minimum [Member] | Estimated Selling Costs [Member] | Impaired Loans [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Minimum [Member] | Estimated Selling Costs [Member] | Other Real Estate Owned [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Maximum [Member] | Mortgage Servicing Rights [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	1.01%
Maximum [Member] | Additional Appraisal Adjustments [Member] | Impaired Loans [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	40.00%
Maximum [Member] | Additional Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	90.00%
Maximum [Member] | Estimated Selling Costs [Member] | Impaired Loans [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	20.00%
Maximum [Member] | Estimated Selling Costs [Member] | Other Real Estate Owned [Member]
Note 16 - Fair Value Measurements (Details) [Line Items]
Fair Value Inputs, Discount Rate	20.00%